Goehring & Rozencwajg Resources Fund - Schedule of Investments
As of August 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (92.7%)
ENERGY (43.0%)
Oil & Gas Producers (29.5%)
Antero Resources Corp.(a)	313,100	$8,663,477
APA Corp.	62,538	2,741,666
Chesapeake Energy Corp.	40,847	3,603,114
Civitas Resources, Inc.	71,743	5,898,709
Comstock Resources, Inc.	217,400	2,665,324
Diamondback Energy, Inc.	23,869	3,622,837
EQT Corp.	223,460	9,657,941
Matador Resources Co.	106,908	6,788,658
Pioneer Natural Resources Co.	45,567	10,841,756
Range Resources Corp.	547,354	17,723,323
		72,206,805
Oil & Gas Services & Equipment (13.5%)
Borr Drilling, Ltd.(a)	368,709	2,577,276
CES Energy Solutions Corp.	136,436	371,584
ChampionX Corp.	115,582	4,171,355
Diamond Offshore Drilling, Inc.(a)	309,960	4,609,106
Noble Corp. PLC	73,264	3,863,943
NOV, Inc.	67,805	1,432,720
Oceaneering International, Inc.(a)	158,586	3,614,175
Schlumberger NV	65,667	3,871,726
Seadrill, Ltd.(a)	67,352	3,276,675
Tidewater, Inc.(a)	3,914	254,527
Transocean Ltd.(a)	280,244	2,292,396
Valaris, Ltd.(a)	19,535	1,471,376
Vital Energy, Inc.(a)	22,339	1,346,818
		33,153,677
INDUSTRIALS (0.7%)
Commercial Support Services (0.7%)
Denison Mines Corp.(a)	1,276,000	1,786,400

MATERIALS (49.0%)
Agricultural Chemicals (6.5%)
CF Industries Holdings, Inc.	48,615	3,746,758
Corteva, Inc.	33,036	1,668,648
Mosaic Co.	161,118	6,259,435
Nutrien Ltd.	68,197	4,318,234
		15,993,075
Base Metal (15.5%)
Amerigo Resources Ltd.	1,026,718	1,086,595
Cameco Corp.	331,230	12,255,509
ERO Copper Corp.(a)	114,217	2,362,615
Excelsior Mining Corp.(a)	584,482	86,513
First Quantum Minerals Ltd.	91,137	2,448,396
Freeport-McMoRan, Inc.	84,627	3,377,464
Hudbay Minerals, Inc.	270,682	1,346,198
Ivanhoe Mines Ltd. - Class A(a)	420,794	3,743,298
Lundin Mining Corp.	154,232	1,196,234
Mako Mining Corp.(a)	207,671	199,802
MMC Norilsk Nickel PJSC(a)(b)	5	–
NAC Kazatomprom JSC	210,504	6,504,574
NexGen Energy, Ltd.(a)	541,892	2,850,352

Security Description	Shares	Value
Base Metal (continued)
Trilogy Metals, Inc.(a)	677,601	$330,977
		37,788,527
Chemicals (0.8%)
Intrepid Potash, Inc.(a)	74,590	2,001,250

Metals & Mining (25.3%)
Alpha Metallurgical Resources, Inc.	31,927	6,476,073
Arch Coal, Inc. - Class A	25,047	3,271,138
Artemis Gold, Inc.(a)	180,290	815,255
Asante Gold Corp.(a)	1,038,870	1,330,110
Bellevue Gold, Ltd.(a)	1,426,109	1,561,639
Caledonia Mining Corp. PLC	93,478	966,563
Centrus Energy Corp.(a)	70,720	3,356,371
CONSOL Energy, Inc.	89,678	7,715,895
Encore Energy Corp.(a)	409,600	1,052,672
Energy Fuels, Inc.(a)	376,500	2,684,445
Equinox Gold Corp.(a)	359,500	1,811,867
Erdene Resource Development Corp.(a)(c)	3,000,000	688,277
Foran Mining Corp.(a)	769,500	2,175,466
GoGold Resources, Inc.(a)	1,106,795	1,212,298
Ivanhoe Electric, Inc.(a)	507,719	7,935,647
K92 Mining, Inc.(a)	182,700	864,012
Loncor Gold, Inc.(a)(c)	2,000,000	386,323
Loncor Gold, Inc.(a)(c)	1,800,000	386,323
Los Andes Copper, Ltd.(a)	69,203	588,471
Minera Alamos, Inc.(a)	1,968,209	451,558
MMC Norilsk Nickel PJSC(a)(b)	2,855	–
Mountain Province Diamonds, Inc.(a)	321,015	104,534
Novagold Resources, Inc.(a)	132,590	546,271
Orezone Gold Corp.(a)	511,311	355,708
Orla Mining, Ltd.(a)	458,950	2,187,417
Osisko Mining, Inc.(a)	832,600	1,737,664
Pan American Silver Corp.	90,930	1,504,892
Reunion Gold Corp.(a)	4,520,901	1,940,588
Skeena Resources, Ltd.(a)	150,252	746,145
Tietto Minerals, Ltd.(a)	3,290,233	1,033,974
Triple Flag Precious Metals Corp.	35,412	491,659
United Co. RUSAL International PJSC	1,326,798	433,110
Uranium Energy Corp.(a)	647,222	2,795,999
Ur-Energy, Inc.(a)	1,011,200	1,324,672
Victoria Gold Corp.(a)	164,620	833,334
		61,766,370
Precious Metal Mining (0.9%)
Endeavour Mining PLC	84,690	1,751,840
Marathon Gold Corp.(a)	603,278	343,786
		2,095,626
TOTAL COMMON STOCKS
(Cost $151,357,056)		226,791,730

MUTUAL FUND (3.8%)
MATERIALS (3.8%)
Base Metal (3.8%)
Sprott Physical Uranium Trust(a)	634,835	9,326,136

TOTAL MUTUAL FUND
(Cost $5,781,846)		9,326,136

Security Description	Shares	Value
WARRANTS (0.0%)
ENERGY (0.0%)
Oil & Gas Services & Equipment (0.0%)(d)
Diamond Offshore Drilling, Inc., Expires 12/31/2049, Strike Price $0.00	4,732	$$8,518
MATERIALS (0.0%)
Metals & Mining (0.0%)(d)
Erdene Resource Development Co Warrants, Expires 12/31/2024, Strike Price $0.40(b)(c)	1,500,000	0
LONCOR GOLD RESTRICTED WARRANTS, Expires 05/05/2025, Strike Price $0.60(b)(c)	2,000,000	0
Loncor Gold Warrants, Expires 12/31/2049, Strike Price $0.00(b)(c)	900,000	0
		0
TOTAL WARRANTS
(Cost $431,663)		8,518

Security Description	Principal Amount	Value
CORPORATE BONDS (0.0%)
ENERGY (0.0%)
Oil & Gas Services & Equipment (0.0%)(d)
Diamond Foreign Asset Co. / Diamond Finance LLC(e)
9.00%, 04/22/2027	78,401	$78,793
		78,793

TOTAL CORPORATE BONDS
(Cost $78,401)		78,793

Security Description	Shares	Value
SHORT TERM INVESTMENTS (2.8%)
Dreyfus Treasury Securities Cash Management, Institutional Class (7 day yield 5.213%)	6,944,356	$6,944,356

TOTAL SHORT TERM INVESTMENTS
(Cost $6,944,356)		6,944,356

TOTAL INVESTMENTS - (99.3%)
(Cost $164,593,322)		$243,149,533

Assets in Excess of Other Liabilities - (0.7%)		1,764,830

NET ASSETS - (100.0%)		$244,914,363

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	Securities were originally issued pursuant to Rule 144 or Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2023, the aggregate market value of those securities was $1,460,923, which represents approximately 0.60% of net assets.
(d)	Less than 0.05%
(e)	Paid-in-Kind.

COUNTRY COMPOSITION
(As of August 31, 2023)
United States	63.6%
Canada	28.1%
Kazakhstan	2.7%
Great Britain	2.1%
Australia	1.1%
United Arab Emirates	1.1%
South Africa	0.4%
Russia	0.2%
Cayman Islands	0.0%
Total	99.3%

Percentages are based upon common stocks, warrants, corporate bonds and short term investments as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Goehring & Rozencwajg Resources Fund

Notes to Quarterly Schedule of Investments August 31, 2023 (Unaudited)

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds (the “Trust”), an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 30, 2016. The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

The Fund will concentrate its investments in the securities of natural resources companies and other investments which provide economic exposure to natural resources or natural resources companies. When a Fund concentrates its investments in a particular sector or in particular industries, financial, economic, business, and other developments affecting issuers in that sector or in those industries will have a greater effect on that Fund than if it had not concentrated its assets in that sector or in those industries. The Fund’s concentration in natural resources investments exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. By investing primarily in natural resources investments, the Fund runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask price. U.S. and non U.S. government and corporate debt securities are typically traded in the over-the-counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board of Trustees based on the mid-point of quotes from multiple dealers and other factors deemed relevant by the pricing vendor. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board of Trustees using a variety of pricing techniques and methodologies. U.S. government and agency securities are valued by a third-party pricing vendor at the mean between the closing bid and asked prices. Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board of Trustees, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in the underlying funds are based on the underlying fund’s net asset value. Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board of Trustees. Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of August 31, 2023:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$226,405,407	$386,323	$–	$226,791,730
Warrants	8,518	–	–	8,518
Corporate Bonds	–	78,793	–	78,793
Mutual Fund	9,326,136	–	–	9,326,136
Short Term Investments	6,944,356	–	–	6,944,356
Total	$242,684,417	$465,116	$–	$243,149,533

*	See Schedule of Investments for industry classification.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex- dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.